Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details) - Image P2P Trading Group Limited [Member]	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Period End RMB [Member]
Foreign Currency Exchange Rate, Translation	6.6545		6.66792
Average Year RMB [Member]
Foreign Currency Exchange Rate, Translation	6.8057	6.6418	6.57958	6.2175
Period End HKD [Member]
Foreign Currency Exchange Rate, Translation	7.8150		7.7547
Average Year HKD [Member]
Foreign Currency Exchange Rate, Translation	7.7731	7.7521	7.7632	7.7521
Year End RMB [Member]
Foreign Currency Exchange Rate, Translation		6.9472		6.4907
Year End HKD [Member]
Foreign Currency Exchange Rate, Translation		7.7617		7.7504